Financial Instruments and Risk Management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016 USD ($)	Oct. 10, 2017 USD ($)	Jul. 03, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2015	Jul. 03, 2014 USD ($)
Derivative [Line Items]
Maximum percentage for Research and Development and Corporate costs of the total forecasted transactions	80.00%
Maximum percentage for manufacturing costs of forecasted transactions	70.00%
Maximum percentage for designated hedged item of forecasted transactions	100.00%
Hedge exposure to the variability of cash flows for forecasted transactions	24 months
Cost of sales	$ (5,803,000,000)	$ (5,075,000,000)	$ (4,514,000,000)
Realized gain (loss) on reduction in operating expenses	3,000,000	14,000,000	2,000,000
Ineffective portion of hedge was recorded on Other income and expenses, net	0	0	0
Deferred losses on derivative instrument, net of tax	$ 39,000,000
Period of Accumulated other comprehensive income (loss)	12 months
Amount reclassified as Other Income and Expenses, net	$ 0
Fair value of liabilities	34,000,000	1,000,000
Fair value of assets	$ 5,000,000	$ 41,000,000
Maximum outstanding amount per instrument with each Bank , as percentage of total	20.00%
Number of customer represented more than 10% of trade accounts receivable | Customer	0	0
Interest rate		1.00%
Loss on financial instruments, net	$ (1,000,000)	$ (16,000,000)
Impairment charge on investments	$ 0	$ 0	0
Zero Coupon due 2019 (Tranche A) [Member]
Derivative [Line Items]
Interest rate								1.00%
Zero Coupon due 2019 (Tranche A) [Member] | Measurement Input, Discount Rate [Member]
Derivative [Line Items]
Debt discount rate		0.0209				0.0209	0.0240	0.0240
1.0% due 2021 (Tranche B) [Member]
Derivative [Line Items]
Interest rate								1.00%
1.0% due 2021 (Tranche B) [Member] | Measurement Input, Discount Rate [Member]
Derivative [Line Items]
Debt discount rate		0.0247		0.0247			0.0322	0.0322
Zero-coupon, due 2022 (Tranche A) [Member] | Measurement Input, Discount Rate [Member]
Derivative [Line Items]
Debt discount rate	0.0270	0.0270
0.25%, due 2024 (Tranche B) [Member]
Derivative [Line Items]
Interest rate	0.25%
0.25%, due 2024 (Tranche B) [Member] | Measurement Input, Discount Rate [Member]
Derivative [Line Items]
Debt discount rate	0.0328	0.0328
Fair Value, Inputs, Level 3 [Member]
Derivative [Line Items]
Fair value of liability component					$ 1,266,000,000			$ 878,000,000
Fair Value, Inputs, Level 3 [Member] | Zero Coupon due 2019 (Tranche A) [Member]
Derivative [Line Items]
Fair value of liability component		$ 574,000,000				$ 574,000,000
Loss on financial instruments, net		5,000,000
Fair Value, Inputs, Level 3 [Member] | 1.0% due 2021 (Tranche B) [Member]
Derivative [Line Items]
Fair value of liability component		370,000,000		$ 370,000,000
Loss on financial instruments, net		$ 11,000,000
Minimum [Member]
Derivative [Line Items]
Major customer percentage of trade accounts receivable	10.00%	10.00%
Foreign Exchange Contract [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Derivative [Line Items]
Cost of sales	$ (4,000,000)	$ (16,000,000)	7,000,000
Currency Collars [Member]
Derivative [Line Items]
Fair value of net assets (liabilities)	(11,000,000)
Fair value of liabilities	11,000,000
Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Fair value of liabilities	23,000,000
Fair value of assets	5,000,000
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments	$ 376,000,000	644,000,000	375,000,000
Foreign currency forward contracts maturity term	30 days
Fair value of liabilities	$ 1,000,000	1,000,000
Fair value of assets	$ 3,000,000	4,000,000
Not Designated as Hedging Instrument [Member] | Minimum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	2 days
Not Designated as Hedging Instrument [Member] | Maximum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	115 days
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments	$ 1,597,000,000	1,393,000,000	$ 1,370,000,000
Foreign currency forward contracts maturity term	135 days
Fair value of liabilities	$ 33,000,000
Fair value of assets	$ 2,000,000	$ 37,000,000
Designated as Hedging Instrument [Member] | Minimum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	3 days
Designated as Hedging Instrument [Member] | Maximum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	18 months